Note 11 - Income Taxes (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥) ¥ / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥) ¥ / shares	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Note 11 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Income Tax Expense (Benefit) (in Dollars)	¥ 25,865	$ 3,993	¥ 24,289		¥ 27,158
Operating Loss Carryforwards Expiration Period					5 years	5 years
Tax Loss Carried Forward Expired and Cancelled	4,251
Income Tax Holiday, Aggregate Dollar Amount	¥ 44,381		¥ 34,315		¥ 27,686
Income Tax Holiday, Income Tax Benefits Per Share (in Yuan Renminbi per share) | ¥ / shares	¥ 0.04		¥ 0.03		¥ 0.03
Withholding Tax Rate on Dividend Distributed by Foreign Investment Entities	10.00%	10.00%
Lower Withholding Tax Rate on Dividend Distributed by Foreign Investment Entities Minimum Percentage of Equity Interest	25.00%	25.00%
Lower Withholding Tax Rate on Dividend Distributed by Foreign Investment Entities	5.00%	5.00%
Undistributed Earnings of Domestic Subsidiaries	¥ 1,954,541		¥ 1,967,287
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Domestic Subsidiaries	¥ 195,454		¥ 196,729
HONG KONG
Note 11 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Operating Loss Carryforwards Expiration Date One [Member]
Note 11 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	¥ 14,039
Operating Loss Carryforwards Expiration Date Two [Member]
Note 11 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	20,306
Operating Loss Carryforwards Expiration Date Three [Member]
Note 11 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	28,200
Operating Loss Carryforwards Expiration Date Four [Member]
Note 11 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	34,400
Operating Loss Carryforwards Expiration Date Five [Member]
Note 11 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	¥ 34,254
Domestic Tax Authority [Member]
Note 11 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%
Income Tax Holiday Tax Exemption Period			2 years	2 years
Income Tax Reduction Percentage Following Exemption Period			50.00%	50.00%
Income Tax Reduction Period			3 years	3 years
Income Tax, Statute of Limitations Period for Under Payment of Income Taxes Due to Computational Errors	3 years	3 years
Income Tax, Statute of Limitations Period Under Special Circumstances	5 years	5 years
Underpayment of Income Tax Liability, Sepcial Circumstance Threshold	¥ 100
Income Tax, Statute of Limitations Period for Transfer Pricing Related Adjustment	10 years	10 years
Operating Loss Carryforwards	¥ 131,198		¥ 166,557
Domestic Tax Authority [Member] | Litian Zuoyue Software Beijing Co. Limited [Member]
Note 11 - Income Taxes (Details) [Line Items]
Income Taxes Preferential Tax Rate			12.50%	12.50%	12.50%	12.50%	12.50%
Domestic Tax Authority [Member] | CN Software [Member]
Note 11 - Income Taxes (Details) [Line Items]
Income Taxes Preferential Tax Rate	12.50%	12.50%	12.50%	12.50%
Domestic Tax Authority [Member] | State Administration of Taxation, China [Member] | CN Software [Member]
Note 11 - Income Taxes (Details) [Line Items]
Income Tax Expense (Benefit) (in Dollars) | $						$ 0	$ 0
Domestic Tax Authority [Member] | State Administration of Taxation, China [Member] | Ying SiKang Information Technology Shenzhen Co Ltd [Member]
Note 11 - Income Taxes (Details) [Line Items]
Income Tax Expense (Benefit) (in Dollars) | $		$ 0		$ 0